SGI U.S. Large Cap Core ETF
Schedule of Investments
May 31, 2026 (Unaudited)

COMMON STOCKS - 95.2%	Shares	Value
Aerospace/Defense - 0.8%
General Dynamics Corp.	1,322	$ 458,496
General Electric Co.	1,069	346,099
Howmet Aerospace, Inc.	1,292	333,659
TransDigm Group, Inc.	261	328,422
		1,466,676

Agriculture - 0.2%
Bunge Global SA	3,197	394,190

Airlines - 0.9%
Delta Air Lines, Inc.	5,582	460,403
United Airlines Holdings, Inc. (a)	11,810	1,355,788
		1,816,191

Apparel - 0.9%
Ralph Lauren Corp.	2,119	771,104
Tapestry, Inc.	6,823	992,474
		1,763,578

Auto Manufacturers - 2.0%
Cummins, Inc.	1,496	967,359
Ford Motor Co.	27,893	486,454
General Motors Co.	11,955	995,134
Tesla, Inc. (a)	3,342	1,456,410
		3,905,357

Banks - 4.5%
Bank of America Corp.	19,718	1,017,449
Bank of New York Mellon Corp.	3,099	432,094
Citigroup, Inc.	6,958	876,012
JPMorgan Chase & Co.	10,449	3,127,490
KeyCorp	16,432	350,494
Morgan Stanley	3,594	747,552
PNC Financial Services Group, Inc.	1,650	364,848
State Street Corp.	3,034	472,212
US Bancorp	7,131	391,135
Wells Fargo & Co.	13,133	1,018,333
		8,797,619

Beverages - 3.0%
Coca-Cola Co.	42,987	3,396,403
Monster Beverage Corp. (a)	20,830	1,834,706
PepsiCo, Inc.	4,064	585,988
		5,817,097

Biotechnology - 3.0%
Biogen, Inc. (a)	1,928	377,888
Incyte Corp. (a)	5,437	525,975
Regeneron Pharmaceuticals, Inc.	5,922	3,640,727
Vertex Pharmaceuticals, Inc. (a)	2,973	1,330,537
		5,875,127

Chemicals - 0.2%
Albemarle Corp.	2,284	402,943

Commercial Services - 0.5%
Automatic Data Processing, Inc.	1,851	410,626
Cintas Corp.	3,520	602,835
		1,013,461

Computers - 8.8%
Apple, Inc.	42,318	13,205,755
Crowdstrike Holdings, Inc. - Class A (a)	784	573,104
Fortinet, Inc. (a)	4,093	564,711
Sandisk Corp. (a)	1,622	2,749,258
		17,092,828

Cosmetics/Personal Care - 0.5%
Colgate-Palmolive Co.	6,974	628,567
Procter & Gamble Co.	2,454	352,296
		980,863

Diversified Financial Services - 3.7%
Blackrock, Inc.	419	438,643
Charles Schwab Corp.	7,466	652,155
CME Group, Inc.	1,463	400,189
Interactive Brokers Group, Inc. - Class A	4,682	407,193
Intercontinental Exchange, Inc.	4,535	670,500
Mastercard, Inc. - Class A	5,320	2,627,974
Synchrony Financial	5,139	367,130
Visa, Inc. - Class A	5,228	1,706,210
		7,269,994

Electric - 1.6%
Ameren Corp.	3,546	382,862
Consolidated Edison, Inc.	7,240	764,761
Constellation Energy Corp.	1,079	310,482
Evergy, Inc.	12,493	1,024,926
Public Service Enterprise Group, Inc.	4,505	354,318
Vistra Corp.	2,132	341,610
		3,178,959

Electronics - 0.9%
Amphenol Corp. - Class A	8,262	1,229,055
Garmin Ltd. (b)	1,762	412,167
		1,641,222

Energy-Alternate Sources - 0.3%
First Solar, Inc. (a)	1,733	531,667

Engineering & Construction - 1.8%
Comfort Systems USA, Inc.	255	466,193
EMCOR Group, Inc.	3,746	3,097,268
		3,563,461

Food - 0.3%
Sysco Corp.	7,646	579,643

Gas - 0.2%
NiSource, Inc.	7,560	349,423

Healthcare-Products - 0.9%
Abbott Laboratories (b)	3,564	305,078
Agilent Technologies, Inc.	2,753	373,114
Intuitive Surgical, Inc. (a)	2,332	990,261
		1,668,453

Healthcare-Services - 0.3%
Centene Corp. (a)	9,437	562,445

Home Builders - 0.2%
PulteGroup, Inc.	2,779	328,422

Insurance - 4.3%
Allstate Corp.	1,737	357,978
Berkshire Hathaway, Inc. - Class B (a)	8,668	4,112,793
Cincinnati Financial Corp.	4,440	698,945
Everest Group Ltd.	4,130	1,338,244
Loews Corp. (b)	3,642	377,129
Progressive Corp.	4,066	774,166
Prudential Financial, Inc.	3,643	366,631
Travelers Cos., Inc.	1,185	345,890
		8,371,776

Internet - 14.2%
Airbnb, Inc. - Class A (a)	2,839	378,467
Alphabet, Inc. - Class A	17,282	6,573,036
Alphabet, Inc. - Class C	13,774	5,184,947
Amazon.com, Inc. (a)	23,170	6,270,729
AppLovin Corp. - Class A (a)	772	473,306
Booking Holdings, Inc.	13,579	2,273,532
Expedia Group, Inc.	1,534	346,362
Meta Platforms, Inc. - Class A	8,420	5,325,734
Netflix, Inc. (a)	3,867	332,639
Uber Technologies, Inc. (a)	6,845	481,888
		27,640,640

Machinery-Construction & Mining - 0.5%
Caterpillar, Inc.	397	347,721
GE Vernova, Inc.	548	530,639
		878,360

Media - 2.0%
Fox Corp. - Class B	56,239	3,227,556
News Corp. - Class A	14,305	373,361
Walt Disney Co.	3,512	357,627
		3,958,544

Mining - 2.2%
Freeport-McMoRan, Inc.	25,552	1,679,022
Newmont Corp.	24,199	2,657,292
		4,336,314

Miscellaneous Manufacturing - 0.5%
3M Co. (b)	3,102	475,009
Textron, Inc.	5,964	547,257
		1,022,266

Oil & Gas - 1.4%
Chevron Corp.	3,398	619,999
EQT Corp.	6,551	359,847
Expand Energy Corp.	3,539	329,056
Exxon Mobil Corp.	4,375	635,513
Marathon Petroleum Corp.	1,442	358,726
Phillips 66	2,073	364,599
		2,667,740

Pharmaceuticals - 4.1%
AbbVie, Inc.	5,640	1,227,941
Cardinal Health, Inc.	1,793	352,863
Cencora, Inc.	1,306	351,784
Eli Lilly & Co.	3,460	3,823,300
Merck & Co., Inc.	16,967	2,014,322
Zoetis, Inc.	3,181	247,132
		8,017,342

Real Estate - 1.5%
CBRE Group, Inc. - Class A (a)	21,709	2,714,493
CoStar Group, Inc. (a)	6,618	213,100
		2,927,593

REITS - 1.0%
Host Hotels & Resorts, Inc.	18,004	413,732
Prologis, Inc.	2,632	377,613
Realty Income Corp. (b)	5,627	344,822
Simon Property Group, Inc.	1,790	366,789
Welltower, Inc.	2,094	429,961
		1,932,917

Retail - 1.2%
Costco Wholesale Corp.	1,406	1,344,586
Lululemon Athletica, Inc. (a)	2,270	297,778
TJX Cos., Inc.	2,385	369,079
Ulta Beauty, Inc. (a)	669	340,421
		2,351,864

Semiconductors - 18.8%
Advanced Micro Devices, Inc. (a)	2,238	1,155,032
Analog Devices, Inc.	976	403,918
Applied Materials, Inc.	2,134	960,428
Broadcom, Inc.	13,707	6,123,876
KLA-Tencor Corp.	355	682,207
Lam Research Corp.	3,928	1,249,811
Micron Technology, Inc.	8,128	7,892,288
Monolithic Power Systems, Inc.	171	267,822
NVIDIA Corp.	71,533	15,103,478
Teradyne, Inc.	7,375	2,760,536
		36,599,396

Software - 6.7%

Autodesk, Inc. (a)	1,664		384,900
Cadence Design Systems, Inc. (a)	1,483		556,021
Microsoft Corp.	22,380		10,076,371
Palantir Technologies, Inc. - Class A (a)	13,481		2,110,316
			13,127,608

Telecommunications - 0.9%
Arista Networks, Inc. (a)	9,193		1,466,008
T-Mobile US, Inc.	1,819		341,117
			1,807,125

Transportation - 0.4%
CSX Corp.	9,526		431,147
Union Pacific Corp. (b)	1,421		373,211
			804,358
TOTAL COMMON STOCKS (Cost $159,626,130)			185,443,462

EXCHANGE TRADED FUNDS - 4.6%	Shares		Value
State Street Energy Select Sector SPDR ETF (b)	14,306		805,285
Vanguard Information Technology ETF	64,478		7,805,707
Vanguard S&P 500 ETF	595		413,816
TOTAL EXCHANGE TRADED FUNDS (Cost $8,273,415)			9,024,808

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 1.5%	Units		Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.74% (c)	2,960,190		2,960,190
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $2,960,190)			2,960,190

TOTAL INVESTMENTS - 101.3% (Cost $170,859,735)			197,428,460
Liabilities in Excess of Other Assets - (1.3)%		(0.01302)	(2,536,535)
TOTAL NET ASSETS - 100.0%			$ 194,891,925

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of May 31, 2026. The fair value of these securities was $2,870,627.
(c)	The rate shown represents the 7-day annualized yield as of May 31, 2026.

Summary of Fair Value Disclosure as of May 31, 2026 (Unaudited)

SGI U.S. Large Cap Core ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 185,443,462	$ –	$ –	$ 185,443,462
Exchange Traded Funds	9,024,808	–	–	9,024,808
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	2,960,190
Total Investments	$ 194,468,270	$ –	$ –	$ 197,428,460

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.